Consolidated statements of cash flows $ in Thousands		12 Months Ended
		Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss after income tax expense for the year		$ (20,702)	$ (26,778)	$ (20,465)
Adjustments for:
Amortisation		934	1,869	1,869
Issuance of liability classified warrants for services		1,496	5,961	0
Share-based payments	[1]	653	533	1,159
Foreign currency loss / (gain)		310	(20)	46
Loss/(gain) on remeasurement of contingent consideration		(7,554)	134	(2,097)
Interest on unwinding of contingent consideration		232	0	0
Gain on remeasurement of promissory note		0	(25)	0
Loss / (gain) on remeasurement of financial liabilities		982	(1,257)	0
Impairment of intangible assets		13,379	0	0
Cash flows from used in operations before changes in working capital		(10,270)	(19,583)	(19,488)
Change in operating assets and liabilities:
Trade and other receivables		3,799	5	3,450
Other assets		100	1,041	365
Trade and other payables		(4,950)	10,738	569
Other provisions		27	(349)	264
Deferred tax liability		(1,746)	(271)	(271)
Borrowings		(238)	(1,162)	(45)
Net cash used in operating activities		(13,278)	(9,581)	(15,156)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of transaction costs		11,770	2,914	12,972
Proceeds from issuance of equity and pre-funded warrants		3,034	2,666	0
Proceeds from exercise of ordinary warrants		1,178	0	0
Proceeds from promissory note		0	776	0
Repayment of promissory note		0	(371)	0
Net cash provided by financing activities		15,982	5,985	12,972
Net (decrease)/increase in cash and cash equivalents		2,704	(3,596)	(2,184)
Cash and cash equivalents at the beginning of the financial year		1,657	5,241	7,361
Effects of exchange rate changes on cash		(16)	12	64
Cash and cash equivalents at the end of the financial year		4,345	1,657	5,241
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible promissory note		0	380	0
Unissued equity		380	0	0
Exercise of pre-funded warrants		$ 8,840	$ 864	$ 0

[1]	1,674 per statement of changes in equity